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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04750

Fenimore Asset Management Trust
(Exact name of registrant as specified in charter)

384 North Grand Street Cobleskill, New York	12043
(Address of principal executive offices)	(Zip code)

Thomas O. Putnam

384 North Grand Street Cobleskill, New York 12043
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 932-3271

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Air Freight & Logistics - 1.7%
Forward Air Corporation	389,233	$20,574,856

Banks - 4.3%
M&T Bank Corporation	179,000	33,000,440
South State Corporation	234,110	19,969,583
		52,970,023
Capital Markets - 7.2%
Brookfield Asset Management, Inc. - Class A	1,102,500	42,997,500
Franklin Resources, Inc.	580,000	20,114,400
T. Rowe Price Group, Inc.	239,500	25,858,815
		88,970,715
Chemicals - 2.1%
Air Products & Chemicals, Inc.	160,500	25,524,315

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. - Class A (a)	163	48,753,300

Electronic Equipment, Instruments & Components - 7.4%
CDW Corporation	858,000	60,325,980
FLIR Systems, Inc.	624,728	31,242,647
		91,568,627
Equity Real Estate Investment Trusts (REITs) - 1.8%
Forest City Realty Trust, Inc. - Class A	1,114,341	22,576,549

Health Care Equipment & Supplies - 2.5%
Stryker Corporation	191,000	30,735,720

Health Care Providers & Services - 4.4%
Henry Schein, Inc. (a)	350,000	23,523,500
MEDNAX, Inc. (a)	381,400	21,217,282
Patterson Companies, Inc.	445,000	9,892,350
		54,633,132
Hotels, Restaurants & Leisure - 3.0%
Marriott International, Inc. - Class A	113,800	15,474,524

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.1% (Continued)	Shares	Value
Hotels, Restaurants & Leisure - 3.0% (Continued)
Yum! Brands, Inc.	245,600	$20,907,928
		36,382,452
Household Durables - 1.9%
Mohawk Industries, Inc. (a)	103,100	23,941,882

Insurance - 10.3%
Brown & Brown, Inc.	1,919,392	48,829,332
Enstar Group Ltd. (a)	8,595	1,807,099
Markel Corporation (a)	53,850	63,017,963
White Mountains Insurance Group Ltd.	16,583	13,639,849
		127,294,243
Internet Software & Services - 1.4%
Black Knight, Inc. (a)	356,711	16,801,088

Life Sciences Tools & Services - 2.4%
Waters Corporation (a)	145,702	28,943,702

Machinery - 14.8%
Donaldson Company, Inc.	695,400	31,327,770
Graco, Inc.	646,650	29,564,838
IDEX Corporation	476,750	67,941,643
Illinois Tool Works, Inc.	264,950	41,507,067
Snap-on, Inc.	80,000	11,803,200
		182,144,518
Media - 3.4%
Interpublic Group of Companies, Inc. (The)	1,791,700	41,262,851

Multi-Line Retail - 1.2%
Dollar General Corporation	161,000	15,061,550

Oil, Gas & Consumable Fuels - 3.0%
EOG Resources, Inc.	345,000	36,318,150

Road & Rail - 1.5%
Landstar System, Inc.	174,221	19,103,333

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.1% (Continued)	Shares	Value
Semiconductors & Semiconductor Equipment - 2.2%
Microchip Technology, Inc.	295,000	$26,951,200

Specialty Retail - 11.6%
AutoZone, Inc. (a)	63,700	41,321,553
CarMax, Inc. (a)	615,000	38,093,100
Ross Stores, Inc.	810,688	63,217,450
		142,632,103

Total Common Stocks (Cost $437,047,572)		$1,133,144,309

MONEY MARKET FUNDS - 7.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.57% (b) (Cost $94,569,216)	94,569,216	$94,569,216

Total Investments at Value - 99.8% (Cost $531,616,788)		$1,227,713,525

Other Assets in Excess of Liabilities - 0.2%		2,393,433

Net Assets - 100.0%		$1,230,106,958

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Banks - 6.5%
M&T Bank Corporation	29,000	$5,346,440
South State Corporation	78,000	6,653,400
Stock Yards Bancorp, Inc.	70,664	2,480,306
		14,480,146
Capital Markets - 3.4%
Franklin Resources, Inc.	69,900	2,424,132
T. Rowe Price Group, Inc.	48,000	5,182,560
		7,606,692
Chemicals - 6.2%
Air Products & Chemicals, Inc.	87,000	13,835,610

Commercial Services & Supplies - 3.0%
US Ecology, Inc.	125,647	6,696,985

Electronic Equipment, Instruments & Components - 9.6%
CDW Corporation	217,000	15,257,270
National Instruments Corporation	122,000	6,169,540
		21,426,810
Equity Real Estate Investment Trusts (REITs) - 4.0%
Digital Realty Trust, Inc.	47,000	4,952,860
Forest City Realty Trust, Inc. - Class A	195,000	3,950,700
		8,903,560
Food Products - 1.2%
McCormick & Company, Inc.	26,000	2,766,140

Health Care Equipment & Supplies - 6.2%
Stryker Corporation	85,500	13,758,660

Health Care Providers & Services - 1.5%
Patterson Companies, Inc.	147,000	3,267,810

Hotels, Restaurants & Leisure - 1.9%
Sonic Corporation	165,000	4,162,950

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Insurance - 5.7%
Arthur J. Gallagher & Company	183,920	$12,640,822

Machinery - 11.5%
Donaldson Company, Inc.	91,600	4,126,580
IDEX Corporation	62,984	8,975,850
Ingersoll-Rand plc	88,000	7,524,880
Snap-on, Inc.	33,700	4,972,098
		25,599,408
Media - 3.7%
Interpublic Group of Companies, Inc. (The)	362,000	8,336,860

Oil, Gas & Consumable Fuels - 3.7%
EOG Resources, Inc.	78,000	8,211,060

Professional Services - 2.6%
Robert Half International, Inc.	100,000	5,789,000

Semiconductors & Semiconductor Equipment - 11.5%
Microchip Technology, Inc.	117,000	10,689,120
Versum Materials, Inc.	165,710	6,235,667
Xilinx, Inc.	120,414	8,698,708
		25,623,495
Specialty Retail - 8.6%
Monro, Inc.	96,000	5,145,600
Penske Automotive Group, Inc.	70,000	3,103,100
Ross Stores, Inc.	139,686	10,892,714
		19,141,414
Water Utilities - 2.9%
Aqua America, Inc.	190,750	6,496,945

Total Common Stocks (Cost $112,643,480)		$208,744,367

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.57% (a) (Cost $13,823,368)	13,823,368	$13,823,368

Total Investments at Value - 99.9% (Cost $126,466,848)		$222,567,735

Other Assets in Excess of Liabilities - 0.1%		213,052

Net Assets - 100.0%		$222,780,787

(a)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Banks - 7.5%
National Commerce Corporation (a)	202,400	$8,814,520
Pinnacle Financial Partners, Inc.	26,500	1,701,300
South State Corporation	19,400	1,654,820
		12,170,640
Capital Markets - 6.4%
Diamond Hill Investment Group, Inc.	31,300	6,465,328
Westwood Holdings Group, Inc.	71,087	4,015,705
		10,481,033
Commercial Services & Supplies - 7.2%
Multi-Color Corporation	96,000	6,340,800
US Ecology, Inc.	102,300	5,452,590
		11,793,390
Diversified Consumer Services - 3.7%
Carriage Services, Inc.	220,000	6,085,200

Electrical Equipment - 6.5%
Franklin Electric Company, Inc.	123,000	5,012,250
Thermon Group Holdings, Inc. (a)	251,000	5,624,910
		10,637,160
Electronic Equipment, Instruments & Components - 7.1%
PC Connection, Inc.	228,600	5,715,000
ScanSource, Inc. (a)	164,000	5,830,200
		11,545,200
Food Products - 4.8%
Hostess Brands, Inc. (a)	530,000	7,838,700

Health Care Equipment & Supplies - 3.5%
AngioDynamics, Inc. (a)	330,000	5,692,500

Hotels, Restaurants & Leisure - 9.0%
Choice Hotels International, Inc.	101,000	8,095,150
Sonic Corporation	260,000	6,559,800
		14,654,950

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Insurance - 2.1%
Hallmark Financial Services, Inc. (a)	393,032	$3,505,845

IT Services - 4.6%
ExlService Holdings, Inc. (a)	136,000	7,584,720

Machinery - 3.3%
Lindsay Corporation	58,535	5,352,441

Media - 1.5%
Boston Omaha Corporation - Class A (a)	112,800	2,465,808

Oil, Gas & Consumable Fuels - 3.9%
Evolution Petroleum Corporation	368,188	2,963,913
Matador Resources Company (a)	116,000	3,469,560
		6,433,473
Professional Services - 4.7%
CBIZ, Inc. (a)	425,000	7,756,250

Real Estate Management & Development - 7.0%
Consolidated-Tomoka Land Company	74,000	4,650,900
FRP Holdings, Inc. (a)	119,735	6,705,160
		11,356,060
Road & Rail - 3.0%
Landstar System, Inc.	43,959	4,820,104

Specialty Retail - 8.1%
Monro, Inc.	120,000	6,432,000
Penske Automotive Group, Inc.	140,000	6,206,200
Winmark Corporation	4,831	631,895
		13,270,095

Total Common Stocks (Cost $120,713,054)		$153,443,569

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.57% (b) (Cost $9,430,829)	9,430,829	$9,430,829

Total Investments at Value - 99.7% (Cost $130,143,883)		$162,874,398

Other Assets in Excess of Liabilities - 0.3%		440,896

Net Assets - 100.0%		$163,315,294

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

FAM FUNDS

Notes to Schedules of Investments

March 31, 2018 (Unaudited)

1. Organization

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund is authorized to issue two classes of shares, Investor Shares and Institutional Shares. Each Fund currently offers Investor Shares. Institutional Shares of FAM Equity-Income Fund are not currently being offered for sale. Institutional Shares of FAM Value Fund and FAM Small Cap Fund are currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares. The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Equity-Income Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing stocks that pay dividends. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”), followed by the Funds in the preparation of their financial statements.

Securities that are traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported and over-the-counter securities are valued at the last reported bid price. Short-term securities may be carried at amortized cost, if it is determined that amortized cost approximates market value. Securities for which market quotations are not readily available or have not recently traded are valued at fair value as determined by procedures established by and under the general supervision of the Board of Trustees of Fenimore Asset Management Trust. Investments in other registered investment companies, including money market funds, are valued at the fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in active markets and quoted prices in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FAM FUNDS

Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2018 by security type:

FAM Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,133,144,309	$-	$-	$1,133,144,309
Money Market Funds	94,569,216	-	-	94,569,216
Total	$1,227,713,525	$-	$-	$1,227,713,525

FAM Equity-Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$208,744,367	$-	$-	$208,744,367
Money Market Funds	13,823,368	-	-	13,823,368
Total	$222,567,735	$-	$-	$222,567,735

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$153,443,569	$-	$-	$153,443,569
Money Market Funds	9,430,829	-	-	9,430,829
Total	$162,874,398	$-	$-	$162,874,398

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of March 31, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 2 or 3 securities held by the Funds as of March 31, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

3. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

4. Federal Tax Information

The following information is computed on a tax basis for each item as of March 31, 2018:

	FAM Value	FAM Equity-	FAM Small
	Fund	Income Fund	Cap Fund

Tax cost of portfolio investments	$531,616,788	$126,466,848	$130,143,883

Gross unrealized appreciation	$699,139,422	$98,010,220	$34,021,529
Gross unrealized depreciation	(3,042,685)	(1,909,333)	(1,291,014)

Net unrealized appreciation on investments	$696,096,737	$96,100,887	$32,730,515

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fenimore Asset Management Trust

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President

Date	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President

Date	May 30, 2018

By (Signature and Title)*		/s/ Michael F. Balboa
Michael F. Balboa, Treasurer

Date	May 30, 2018

*	Print the name and title of each signing officer under his or her signature.